Shareholders' equity - Outstanding (Detail)	Dec. 31, 2019 EquityInstruments shares	Dec. 31, 2018 EquityInstruments shares	Dec. 31, 2017 EquityInstruments
Shareholders' equity
Common share outstanding | shares	189,381,388	186,692,481
Stock options | EquityInstruments	836,427	1,015,409	955,603
Restricted Share Units | EquityInstruments	108,978	115,337
Total | shares	190,326,793	187,823,227